Investment Properties - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Depreciation expenses	₺ 8,829	₺ 34,428
Rental income	24,066	24,205
Direct operating expense from investment property	₺ 0	₺ 0